FI - Roll-forward of liabilities measured at fair value on recurring basis (Details 5) - Recurring basis - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Due to banks and customer deposits
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	SFr 410	SFr 254
Transfers in, liabilities	0	0
Transfers out, liabilities	0	(41)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	35	240
Settlements, liabilities	(3)	(20)
Gain (loss) on transfers in/out included in trading revenues, liabilities	0	0
Gain (loss) on all other activity included in trading revenues, liabilities	(61)	(64)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	42	41
Foreign currency translation impact, liabilities	32	0
Balance at end of period, liabilities	455	410
Obligation to return securities received as collateral
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	70	0
Transfers in, liabilities	3	0
Transfers out, liabilities	(1)	0
Purchases, liabilities	65	100
Sales, liabilities	(86)	(33)
Issuances, liabilities	0	0
Settlements, liabilities	0	0
Gain (loss) on transfers in/out included in trading revenues, liabilities	0	0
Gain (loss) on all other activity included in trading revenues, liabilities	0	0
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	(5)	3
Balance at end of period, liabilities	46	70
Trading Liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	3,737	4,615
Transfers in, liabilities	566	1,588
Transfers out, liabilities	(1,049)	(1,026)
Purchases, liabilities	113	51
Sales, liabilities	(134)	(52)
Issuances, liabilities	1,193	1,259
Settlements, liabilities	(1,625)	(3,494)
Gain (loss) on transfers in/out included in trading revenues, liabilities	140	100
Gain (loss) on all other activity included in trading revenues, liabilities	461	589
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	(9)	(12)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	(167)	119
Balance at end of period, liabilities	3,226	3,737
Trading Liabilities | Interest rate derivatives
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	538	578
Transfers in, liabilities	57	87
Transfers out, liabilities	(36)	(28)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	45	141
Settlements, liabilities	(258)	(244)
Gain (loss) on transfers in/out included in trading revenues, liabilities	6	14
Gain (loss) on all other activity included in trading revenues, liabilities	(14)	(25)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	(21)	15
Balance at end of period, liabilities	317	538
Trading Liabilities | Foreign exchange derivatives
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	150	329
Transfers in, liabilities	11	55
Transfers out, liabilities	(1)	(5)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	9	14
Settlements, liabilities	(12)	(408)
Gain (loss) on transfers in/out included in trading revenues, liabilities	0	2
Gain (loss) on all other activity included in trading revenues, liabilities	(52)	160
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	(5)	3
Balance at end of period, liabilities	100	150
Trading Liabilities | Equity/Index-related products
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,181	1,347
Transfers in, liabilities	54	130
Transfers out, liabilities	(188)	(293)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	543	423
Settlements, liabilities	(692)	(748)
Gain (loss) on transfers in/out included in trading revenues, liabilities	17	32
Gain (loss) on all other activity included in trading revenues, liabilities	441	227
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	(55)	63
Balance at end of period, liabilities	1,301	1,181
Trading Liabilities | Credit derivatives
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	851	1,757
Transfers in, liabilities	377	940
Transfers out, liabilities	(392)	(689)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	350	421
Settlements, liabilities	(376)	(1,806)
Gain (loss) on transfers in/out included in trading revenues, liabilities	61	50
Gain (loss) on all other activity included in trading revenues, liabilities	66	162
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	(39)	16
Balance at end of period, liabilities	898	851
Short-term borrowings
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	516	72
Transfers in, liabilities	95	45
Transfers out, liabilities	(172)	(30)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	865	598
Settlements, liabilities	(472)	(205)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(2)	1
Gain (loss) on all other activity included in trading revenues, liabilities	19	17
Gain (loss) on transfers in/out included in other revenues, liabilities	4	(3)
Gain (loss) on all other activity included in other revenues, liabilities	10	3
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	6	0
Foreign currency translation impact, liabilities	(24)	18
Balance at end of period, liabilities	845	516
Long-term debt
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	13,415	14,123
Transfers in, liabilities	1,172	3,865
Transfers out, liabilities	(3,004)	(2,393)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	4,540	4,510
Settlements, liabilities	(4,479)	(7,149)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(12)	(64)
Gain (loss) on all other activity included in trading revenues, liabilities	1,400	(124)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	88	1
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	21	240
Foreign currency translation impact, liabilities	(640)	406
Balance at end of period, liabilities	12,501	13,415
Long-term debt | Long-term debt - of which structured notes over two years
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	12,434	9,924
Transfers in, liabilities	995	3,484
Transfers out, liabilities	(2,886)	(2,166)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	3,913	4,044
Settlements, liabilities	(3,079)	(3,004)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(14)	(78)
Gain (loss) on all other activity included in trading revenues, liabilities	1,390	(403)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	87	1
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	17	240
Foreign currency translation impact, liabilities	(598)	392
Balance at end of period, liabilities	12,259	12,434
Other liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,684	2,491
Transfers in, liabilities	150	208
Transfers out, liabilities	(102)	(226)
Purchases, liabilities	211	219
Sales, liabilities	(304)	(376)
Issuances, liabilities	9	17
Settlements, liabilities	(403)	(612)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(25)	(72)
Gain (loss) on all other activity included in trading revenues, liabilities	(6)	(160)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	(1)
Gain (loss) on all other activity included in other revenues, liabilities	330	139
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	(66)	57
Balance at end of period, liabilities	1,478	1,684
Other liabilities | Other liabilities - of which failed sales
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	219	454
Transfers in, liabilities	80	44
Transfers out, liabilities	(70)	(121)
Purchases, liabilities	189	142
Sales, liabilities	(218)	(308)
Issuances, liabilities	0	0
Settlements, liabilities	0	0
Gain (loss) on transfers in/out included in trading revenues, liabilities	(7)	(3)
Gain (loss) on all other activity included in trading revenues, liabilities	40	3
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	(10)	8
Balance at end of period, liabilities	223	219
Liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	19,832	21,555
Transfers in, liabilities	1,986	5,706
Transfers out, liabilities	(4,328)	(3,716)
Purchases, liabilities	389	370
Sales, liabilities	(524)	(461)
Issuances, liabilities	6,642	6,624
Settlements, liabilities	(6,982)	(11,480)
Gain (loss) on transfers in/out included in trading revenues, liabilities	101	(35)
Gain (loss) on all other activity included in trading revenues, liabilities	1,813	258
Gain (loss) on transfers in/out included in other revenues, liabilities	4	(4)
Gain (loss) on all other activity included in other revenues, liabilities	331	130
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	88	1
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	69	281
Foreign currency translation impact, liabilities	(870)	603
Balance at end of period, liabilities	18,551	19,832
Bank | Due to banks and customer deposits
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	410	254
Transfers in, liabilities	0	0
Transfers out, liabilities	0	(41)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	35	240
Settlements, liabilities	(3)	(20)
Gain (loss) on transfers in/out included in trading revenues, liabilities	0	0
Gain (loss) on all other activity included in trading revenues, liabilities	(61)	(64)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	42	41
Foreign currency translation impact, liabilities	32	0
Balance at end of period, liabilities	455	410
Bank | Obligation to return securities received as collateral
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	70	0
Transfers in, liabilities	3	0
Transfers out, liabilities	(1)	0
Purchases, liabilities	65	100
Sales, liabilities	(86)	(33)
Issuances, liabilities	0	0
Settlements, liabilities	0	0
Gain (loss) on transfers in/out included in trading revenues, liabilities	0	0
Gain (loss) on all other activity included in trading revenues, liabilities	0	0
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	(5)	3
Balance at end of period, liabilities	46	70
Bank | Trading Liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	3,737	4,615
Transfers in, liabilities	566	1,588
Transfers out, liabilities	(1,049)	(1,026)
Purchases, liabilities	113	51
Sales, liabilities	(134)	(52)
Issuances, liabilities	1,193	1,259
Settlements, liabilities	(1,625)	(3,494)
Gain (loss) on transfers in/out included in trading revenues, liabilities	140	100
Gain (loss) on all other activity included in trading revenues, liabilities	461	589
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	(9)	(12)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	(167)	119
Balance at end of period, liabilities	3,226	3,737
Bank | Trading Liabilities | Interest rate derivatives
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	538	578
Transfers in, liabilities	57	87
Transfers out, liabilities	(36)	(28)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	45	141
Settlements, liabilities	(258)	(244)
Gain (loss) on transfers in/out included in trading revenues, liabilities	6	14
Gain (loss) on all other activity included in trading revenues, liabilities	(14)	(25)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	(21)	15
Balance at end of period, liabilities	317	538
Bank | Trading Liabilities | Foreign exchange derivatives
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	150	329
Transfers in, liabilities	11	55
Transfers out, liabilities	(1)	(5)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	9	14
Settlements, liabilities	(12)	(408)
Gain (loss) on transfers in/out included in trading revenues, liabilities	0	2
Gain (loss) on all other activity included in trading revenues, liabilities	(52)	160
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	(5)	3
Balance at end of period, liabilities	100	150
Bank | Trading Liabilities | Equity/Index-related products
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,181	1,347
Transfers in, liabilities	54	130
Transfers out, liabilities	(188)	(293)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	543	423
Settlements, liabilities	(692)	(748)
Gain (loss) on transfers in/out included in trading revenues, liabilities	17	32
Gain (loss) on all other activity included in trading revenues, liabilities	441	227
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	(55)	63
Balance at end of period, liabilities	1,301	1,181
Bank | Trading Liabilities | Credit derivatives
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	851	1,757
Transfers in, liabilities	377	940
Transfers out, liabilities	(392)	(689)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	350	421
Settlements, liabilities	(376)	(1,806)
Gain (loss) on transfers in/out included in trading revenues, liabilities	61	50
Gain (loss) on all other activity included in trading revenues, liabilities	66	162
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	(39)	16
Balance at end of period, liabilities	898	851
Bank | Short-term borrowings
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	516	72
Transfers in, liabilities	95	45
Transfers out, liabilities	(172)	(30)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	865	598
Settlements, liabilities	(472)	(205)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(2)	1
Gain (loss) on all other activity included in trading revenues, liabilities	19	17
Gain (loss) on transfers in/out included in other revenues, liabilities	4	(3)
Gain (loss) on all other activity included in other revenues, liabilities	10	3
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	6	0
Foreign currency translation impact, liabilities	(24)	18
Balance at end of period, liabilities	845	516
Bank | Long-term debt
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	13,415	14,123
Transfers in, liabilities	1,172	3,865
Transfers out, liabilities	(3,004)	(2,393)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	4,540	4,510
Settlements, liabilities	(4,479)	(7,149)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(12)	(64)
Gain (loss) on all other activity included in trading revenues, liabilities	1,400	(124)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	88	1
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	21	240
Foreign currency translation impact, liabilities	(640)	406
Balance at end of period, liabilities	12,501	13,415
Bank | Long-term debt | Long-term debt - of which structured notes over two years
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	12,434	9,924
Transfers in, liabilities	995	3,484
Transfers out, liabilities	(2,886)	(2,166)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	3,913	4,044
Settlements, liabilities	(3,079)	(3,004)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(14)	(78)
Gain (loss) on all other activity included in trading revenues, liabilities	1,390	(403)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	87	1
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	17	240
Foreign currency translation impact, liabilities	(598)	392
Balance at end of period, liabilities	12,259	12,434
Bank | Other liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,679	2,483
Transfers in, liabilities	150	208
Transfers out, liabilities	(102)	(226)
Purchases, liabilities	211	219
Sales, liabilities	(304)	(376)
Issuances, liabilities	7	17
Settlements, liabilities	(398)	(611)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(25)	(72)
Gain (loss) on all other activity included in trading revenues, liabilities	(8)	(160)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	(1)
Gain (loss) on all other activity included in other revenues, liabilities	327	139
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	(70)	59
Balance at end of period, liabilities	1,467	1,679
Bank | Other liabilities | Other liabilities - of which failed sales
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	219	454
Transfers in, liabilities	80	44
Transfers out, liabilities	(70)	(121)
Purchases, liabilities	189	142
Sales, liabilities	(218)	(308)
Issuances, liabilities	0	0
Settlements, liabilities	0	0
Gain (loss) on transfers in/out included in trading revenues, liabilities	(7)	(3)
Gain (loss) on all other activity included in trading revenues, liabilities	40	3
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	(10)	8
Balance at end of period, liabilities	223	219
Bank | Liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	19,827	21,547
Transfers in, liabilities	1,986	5,706
Transfers out, liabilities	(4,328)	(3,716)
Purchases, liabilities	389	370
Sales, liabilities	(524)	(461)
Issuances, liabilities	6,640	6,624
Settlements, liabilities	(6,977)	(11,479)
Gain (loss) on transfers in/out included in trading revenues, liabilities	101	(35)
Gain (loss) on all other activity included in trading revenues, liabilities	1,811	258
Gain (loss) on transfers in/out included in other revenues, liabilities	4	(4)
Gain (loss) on all other activity included in other revenues, liabilities	328	130
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	88	1
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	69	281
Foreign currency translation impact, liabilities	(874)	605
Balance at end of period, liabilities	SFr 18,540	SFr 19,827